Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 66	$ 51	$ 61	$ 51
Provision for credit losses
Originations	5	2	8	5
Maturities	(2)	(3)	(4)	(6)
Changes in risk, parameters and exposures	47	8	60	14
Write-offs	(10)	(10)	(20)	(17)
Recoveries	1	2	3	4
Exchange rate and other		(1)	(1)	(2)
Balance at end of period	107	49	107	49
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	29	16	29	17
Provision for credit losses
Transfers to Stage 1	4	6	5	11
Transfers to Stage 2	(2)	(1)	(3)	(2)
Originations	5	2	8	5
Maturities	(2)	(1)	(3)	(2)
Changes in risk, parameters and exposures	22	(7)	20	(14)
Balance at end of period	56	15	56	15
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	11	18	10	16
Provision for credit losses
Transfers to Stage 1	(4)	(6)	(5)	(11)
Transfers to Stage 2	2	1	3	2
Transfers to Stage 3		(2)	(1)	(5)
Maturities		(2)	(1)	(4)
Changes in risk, parameters and exposures	11	8	15	19
Exchange rate and other	1
Balance at end of period	21	17	21	17
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	26	17	22	18
Provision for credit losses
Transfers to Stage 3		2	1	5
Changes in risk, parameters and exposures	14	7	25	9
Write-offs	(10)	(10)	(20)	(17)
Recoveries	1	2	3	4
Exchange rate and other	(1)	(1)	(1)	(2)
Balance at end of period	$ 30	$ 17	$ 30	$ 17